Investments	12 Months Ended
Dec. 31, 2017
Investments [Abstract]
Investments
4. Investments
(a) Net Realized and Unrealized Investment Gains (Losses)
The components of the net realized and unrealized investment gains (losses) for the years ended December 31, 2017, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	2017	2016	2015
Net realized investment gains on fixed maturities and short-term investments	$28,632	$96,994	$66,296
Net realized investment (losses) gains on equities	(4,052)	157	137,609
Net realized investment (losses) gains on other invested assets	(3,217)	5,365	(33,317)
Net realized investment gains on funds held–directly managed	508	1,355	536
Net realized investment gains	21,871	103,871	171,124
Change in net unrealized investment gains or losses on fixed maturities and short-term investments	124,033	(90,334)	(276,776)
Change in net unrealized investment gains or losses on equities	60,460	(14,850)	(187,561)
Change in unrealized investment gains or losses on other invested assets	32,790	25,488	844
Change in net unrealized investment gains or losses on funds held–directly managed	(5,567)	(676)	(6,163)
Net other realized and unrealized investment gains or losses	(1,096)	2,767	1,053
Change in net unrealized investment gains or losses	210,620	(77,605)	(468,603)
Net realized and unrealized investment gains (losses)	$232,491	$26,266	$(297,479)

(b) Net Investment Income
The components of net investment income for the years ended December 31, 2017, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	2017	2016	2015
Fixed maturities	$382,676	$395,831	$425,541
Short-term investments and cash and cash equivalents	5,363	1,915	854
Equities	(12)	4,382	30,739
Funds held and other	29,068	34,161	27,406
Funds held–directly managed	7,742	9,993	11,676
Investment expenses	(22,766)	(35,418)	(46,432)
Net investment income	$402,071	$410,864	$449,784

Other than the funds held–directly managed account, the Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g., LIBOR). Interest rates ranged from 0.1% to 7.0% for the year ended December 31, 2017, from 0.0% to 5.4% for the year ended December 31, 2016 and from 0.1% to 8.0% for the year ended December 31, 2015. See Note 5 for additional information on the funds held–directly managed account.
(c) Pledged and Restricted Assets
At December 31, 2017 and 2016, approximately $274 million and $157 million, respectively, of cash and cash equivalents and approximately $3,422 million and $2,241 million, respectively, of securities were deposited, pledged or held in escrow accounts in favor of ceding companies and other counterparties or government authorities to comply with reinsurance contract provisions and insurance laws. The increase during the year was a result of the inclusion of Aurigen and collateral required to secure payment for claims related to hurricanes Harvey, Irma and Maria in 2017.
(d) Net Payable for Securities Purchased
Included within Accounts payable, accrued expenses and other in the Consolidated Balance Sheets at December 31, 2017 and 2016 were amounts of gross receivable balances for securities sold and gross payable balances for securities purchased as follows (in thousands of U.S. dollars):

	December 31, 2017	December 31, 2016
Receivable for securities sold	$144,224	$52,189
Payable for securities purchased	(181,991)	(648,813)
Net payable for securities purchased	$(37,767)	$(596,624)

(e) Variable Interest Entities
The Company holds variable interests in VIEs including certain limited liability companies or partnerships, trusts, fixed maturity investments and asset-backed securities. The holdings in these VIEs are reported within fixed maturities and other invested assets in the Company’s Consolidated Balance Sheets. The Company’s involvement in these entities is, for the most part, passive in nature. The Company’s maximum exposure to loss with respect to these investments is limited to the amounts invested in and advanced to the VIEs, and any unfunded commitments. The Company’s non-consolidated VIEs include variable interests in catastrophe bonds within fixed maturity investments and certain other invested assets.
(f) Summarized Financial Information
The Company has an investment in an equity method investee, Almacantar Group S.A. (Almacantar) that is considered significant in terms of the interest in earnings of this investee exceeding 10% of the consolidated net income before income tax expense of the Company as at December 31, 2017. The summarized balance sheet and income statement of Almacantar S.A. is as follows:

	December 31, 2017	December 31, 2016
Current assets	$906,085	$698,835
Noncurrent assets	$1,877,519	$1,510,632
Current liabilities	$553,219	$372,677
Noncurrent liabilities	$690,935	$624,970

	For the year ended
	December 31, 2017	December 31, 2016
Revenues	$130,333	$24,646
Operating profit	$190,613	$(47,082)
Net income	$213,241	$(37,059)

The summarized balance sheet has been included as at the years ended December 31, 2017 and 2016 and the summarized income statement has been included for the years ended December 31, 2017 and 2016 as the investment in Almacantar was first entered into during 2016. As a result, it is not practicable or meaningful to include summarized financial information for 2015 as there was no ownership interest in the investee at that time. Operating profit referred to in the table above includes revenues, cost of sales, and unrealized gains on properties.